Cover	Aug. 30, 2022
Cover [Abstract]
Entity Registrant Name	Global Fiber Technologies, Inc.
Entity Central Index Key	0001338929
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 30, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	11-3746201
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-52047
Entity Address Address Line 1	50 Division Street
Entity Address Address Line 2	Suite 501
Entity Address City Or Town	Somerville
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08876
City Area Code	732
Local Phone Number	695-4389